SEGMENT INFORMATION (Schedule of Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 58,447	$ 18,241
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	43,504	12,448
America [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 14,943	$ 5,793